Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 320,771	¥ 318,914
Equity instruments at fair value through other comprehensive income		3,489,451	4,172,892
Debt instruments at fair value through other comprehensive income		18,054,164	13,333,221
Total investment securities		21,864,386	17,825,027
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		282,379	280,246
Debt instruments at fair value through other comprehensive income		7,605,053	5,455,863
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		260,079	280,246
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		22,300
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		6,785,068	5,027,695
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		240,382	99,164
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		579,293	328,978
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		310	26
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		38,392	38,668
Debt instruments at fair value through other comprehensive income		10,449,111	7,877,358
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	[1]	37,358	36,827
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		1,034	1,841
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		4,494,686	4,426,635
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	2,930,806	2,121,407
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		2,807,813	1,043,987
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		215,806	285,329
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		3,024,731	3,729,120
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 464,720	¥ 443,772

[1]	Excludes U.S. Treasury and other U.S. government agency bonds.